Other Current and Long-term Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Other Current and Long-term Liabilities
Schedule of other current liabilities

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$113,149	$120,623
Other current liabilities	365	—
Total	$113,514	$299,300

Schedule of other long-term liabilities

	As of June 30, 2012	As of December 31, 2011
Fair value of swaps	$256,593	$291,829
Other long-term liabilities	8,455	7,471
Total	$265,048	$299,300